LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES (Tables)	6 Months Ended
Jun. 30, 2021
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Schedule of liabilities for assets acquisitions

	June 30,	December 31,
	2021	2020
Lands and forests acquisition
Real estate receivables certificates (1)	39,767	37,104
	39,767	37,104
Business combination
Facepa (2)	42,093	41,721
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (3)	427,509	423,403
	469,602	465,124
	509,369	502,228

Current	112,446	101,515
Non-current	396,923	400,713

1)	Refers to obligations with the acquisition of land, farms, reforestation and houses built in Maranhão, updated by IPCA.
2)	Acquired in March 2018, for the amount of R$307,876, upon payment of R$267,876 and the remaining updated at IPCA, adjusted by possible losses incurred up to the payment date, with maturities in March 2023 and March 2028.
3)	On August 2014, the Company acquired the Vale Florestar S.A. through VFFIP, for the total amount of R$528,941 with a upon payment of R$44,998 and remaining with maturity to August 2029. The monthly settlements are subject to interest and updated by the variation of the U.S. Dollar exchange rate and partially updated by the IPCA.